Noncontrolling Interest	12 Months Ended
Dec. 31, 2015
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
NOTE 21: NONCONTROLLING INTEREST

Navios Logistics
On July 10, 2013, Navios Logistics became the sole shareholder of Hidronave by acquiring the remaining 49.0% noncontrolling interest for a total cash consideration of $750. The transaction was considered a step acquisition (with control maintained by Navios Logistics) and was accounted for as an equity transaction.
Navios Asia
On May 14, 2013, Navios Holdings formed Navios Asia. As of December 31, 2013, Navios Asia was owned 51.0% by Diesis Shipmanagement Ltd., a wholly owned subsidiary of Navios Holdings. During the years ended December 31, 2013 and 2014, the Company recorded income of $145 and $182, respectively, in the statement of comprehensive (loss)/income within the caption “Net loss/(income) attributable to the noncontrolling interest”. The noncontrolling shareholders' contribution for the acquisition of the N Amalthia, including working capital needs, and N Bonanza in December 2013 and January 2014 was $3,905 and 3,484, respectively. In May 2014, Navios Holdings became the sole shareholder of Navios Asia by acquiring the remaining 49.0% for a total cash consideration of $10,889.